SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-lived Assets (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Impairment charge	$ 0	$ 5,888	$ 0